July 30, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Mercury Small Cap Value Fund, Inc.
Post-Effective Amendment No. 2 to the Registration
     Statement on Form N-1A (Securities Act File No.
     333-38070, Investment Company Act No. 811-09955

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act
                        of 1933, as amended (the "1933 Act"), Mercury Small Cap Value Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
                        Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 2 to the Fund's
                        Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
                             Commission on July 25, 2002.

Very truly yours,

Mercury Small Cap Value Fund, Inc.



______________________
Susan Baker
Secretary of Fund